Deferred Revenue	3 Months Ended	12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021
Revenue Recognition and Deferred Revenue [Abstract]
Deferred Revenue

6. Deferred Revenue

During the three months ended June 30, 2021, we recorded revenues of $2,500 as a result of the amortization of deferred revenues of $10,000 recorded as of March 31, 2021 in connection with the execution of a contract with one customer. During the three months ended June 30, 2021, we executed a contract with one customer having a one-year term from the date of execution (the “Contract Term”), that provided for the payment of $10,000 in the aggregate in connection with the implementation of our blockchain technology. In addition, the Contract Term provided for transaction processing using our blockchain technology with no fees during the Contract Term as an inducement to adopt our blockchain technology. We included the $10,000 fee as deferred revenue as of June 30, 2021 which will be amortized ratably over the Contract Term. As of June 30, 2021 and March 31, 2021, we recorded total deferred revenue of $17,500 and $10,000, respectively.

5. Deferred Revenue

During March 2021 we commenced commercial operations and executed a contract with one customer having a one-year term from the date of execution (the “Contract Term”), which was March 31, 2021, that provided for the payment of $10,000 in connection with the implementation of our blockchain technology. In addition, the Contract Term provided for transaction processing using our blockchain technology with no fees during the Contract Term as an inducement to adopt our blockchain technology. We recorded the $10,000 fee as deferred revenue which will be amortized ratably over the Contract Term.